Note 33 - Agreement to Build a Welded Pipe Plant in West Siberia (Details Textual) - Welded pipe plant in West Siberia [member] $ in Millions		12 Months Ended
	Feb. 05, 2019 USD ($) t	Dec. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%
Investments in joint ventures	$ 280.0
Manufacturing capacity, steel pipes (Metric Ton) | t	300,000
Other cash payments to acquire interests in joint ventures		$ 19.6
PAO Severstal [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%